Basis of Presentation and Summary of Significant Accounting Policies (Details)					3 Months Ended		6 Months Ended		12 Months Ended
	May 05, 2026 $ / shares shares	Apr. 30, 2026 USD ($)	Apr. 02, 2026 USD ($) $ / shares shares	Mar. 28, 2024 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Apr. 01, 2026 € / shares shares	Dec. 31, 2025 € / shares	Oct. 01, 2021
Concentration Risk [Line Items]
Deferred offering costs			$ 26,200,000						$ 21,300,000
Share-based compensation expense					$ 22,800,000		$ 22,800,000
Pre-IPO stock-based compensation expense					22,500,000		22,500,000
Purchase of HMH B.V. voting shares from Principal Stockholders			$ 39,500,000		$ 39,480,000		$ 39,480,000
Effective tax rate					47.30%	34.60%	666.30%	40.00%
Nonrelated Party [Member]
Concentration Risk [Line Items]
Related party accounts receivable					$ 125,099,000		$ 125,099,000		108,060,000
Related Party [Member]
Concentration Risk [Line Items]
Related party accounts receivable					1,605,000		1,605,000		1,499,000
Baker Hughes Holdings LLC | Related Party [Member]
Concentration Risk [Line Items]
Related party accounts receivable					0		0		0
Akastor AS [Member] | Related Party [Member]
Concentration Risk [Line Items]
Related party accounts receivable					$ 0		$ 0		$ 424,000
Baker Hughes Holdings LLC
Concentration Risk [Line Items]
Equity interest percentage													50.00%
Akastor AS [Member]
Concentration Risk [Line Items]
Equity interest percentage													25.00%
Mercury HoldCo Inc.
Concentration Risk [Line Items]
Equity interest percentage													25.00%
Baker Hughes And Akastor
Concentration Risk [Line Items]
Equity interest percentage			73.00%
Voting power percentage			0.00%
HMH B.V. [Member]
Concentration Risk [Line Items]
Ownership percentage			100.00%
Class A Common Stock
Concentration Risk [Line Items]
Common stock, par value (in usd per share) | $ / shares			$ 0.01
Repurchased to satisfy employee's tax holding obligations (in shares) | shares			2,100,000
Shares repurchased (in shares) | shares	685,844		2,100,000
Class A Common Stock | Baker Hughes Holdings LLC
Concentration Risk [Line Items]
Common stock, shares outstanding (in shares) | shares			15,945,826
Class A Common Stock | Akastor AS [Member]
Concentration Risk [Line Items]
Common stock, shares outstanding (in shares) | shares			15,945,826
Class A Common Stock | IPO Investors
Concentration Risk [Line Items]
Voting power percentage			27.00%
Class A Common Stock | IPO
Concentration Risk [Line Items]
Net proceeds			$ 197,800,000
Stock issuance costs			$ 12,600,000
Class A Common Stock | Over-Allotment Option
Concentration Risk [Line Items]
Net proceeds		$ 12,900,000
Stock issuance costs		$ 800,000
Class B Common Stock
Concentration Risk [Line Items]
Common stock, par value (in usd per share) | $ / shares	$ 0.01		$ 0.01
Repurchased to satisfy employee's tax holding obligations (in shares) | shares			2,100,000
Shares repurchased (in shares) | shares	685,844		2,100,000
Common stock, shares outstanding (in shares) | shares					31,891,652		31,891,652
Class B Common Stock | Baker Hughes Holdings LLC
Concentration Risk [Line Items]
Common stock, shares outstanding (in shares) | shares			15,945,826
Class B Common Stock | Akastor AS [Member]
Concentration Risk [Line Items]
Common stock, shares outstanding (in shares) | shares			15,945,826
Class B Common Stock | Baker Hughes And Akastor
Concentration Risk [Line Items]
Voting power percentage			73.00%
Customer Concentration Risk | Revenue | Customer One
Concentration Risk [Line Items]
Concentration risk, percentage					11.70%	14.10%	12.10%	14.20%
Customer Concentration Risk | Revenue | Customer Two
Concentration Risk [Line Items]
Concentration risk, percentage					10.60%	11.70%	11.00%	10.30%
Customer Concentration Risk | Accounts Receivable | Customer One
Concentration Risk [Line Items]
Concentration risk, percentage							19.40%		11.20%
Customer Concentration Risk | Accounts Receivable | Customer Two
Concentration Risk [Line Items]
Concentration risk, percentage							10.20%
HMH Holding BV And Subsidiaries [Member]
Concentration Risk [Line Items]
Common stock, par value (in usd per share) | (per share)									$ 1	$ 1		€ 1
Stock issuance costs							$ 10,380,000	$ 0
Common stock, shares outstanding (in shares) | shares					63,783,304		63,783,304		200	200
Deferred offering costs									$ 21,300,000	$ 10,700,000
Share-based compensation expense							$ 22,775,000	$ 0
Account receivable									2,900,000	5,600,000
Aoci, cash flow hedge, cumulative gain (loss), after tax									1,700,000	400,000
Total consideration				$ 9,200,000
Upfront consideration				2,300,000
Deferred consideration				6,900,000
Company recognized cash				2,300,000
Cash Flow Hedge Gain (Loss) to be Reclassified within 12 Months									500,000
HMH Holding BV And Subsidiaries [Member] | Nonrelated Party [Member]
Concentration Risk [Line Items]
Related party accounts receivable				4,700,000
HMH Holding BV And Subsidiaries [Member] | Related Party [Member]
Concentration Risk [Line Items]
Related party accounts receivable				$ 2,200,000					$ 1,499,000	2,332,000
HMH Holding BV And Subsidiaries [Member] | Minimum [Member]
Concentration Risk [Line Items]
Effective tax rate									50.00%
HMH Holding BV And Subsidiaries [Member] | Goodwill [Member]
Concentration Risk [Line Items]
Goodwill, impairment loss									$ 0	0
HMH Holding BV And Subsidiaries [Member] | Baker Hughes Holdings LLC | Related Party [Member]
Concentration Risk [Line Items]
Related party accounts receivable									0	0
HMH Holding BV And Subsidiaries [Member] | Akastor AS [Member] | Related Party [Member]
Concentration Risk [Line Items]
Related party accounts receivable									$ 424,000	$ 1,136,000
HMH Holding BV And Subsidiaries [Member] | Baker Hughes Holdings LLC
Concentration Risk [Line Items]
Equity interest percentage									50.00%
HMH Holding BV And Subsidiaries [Member] | Akastor AS [Member]
Concentration Risk [Line Items]
Equity interest percentage									25.00%
HMH Holding BV And Subsidiaries [Member] | Akastor AS [Member] | Minimum [Member]
Concentration Risk [Line Items]
Equity interest percentage									5.00%
HMH Holding BV And Subsidiaries [Member] | Mercury HoldCo Inc.
Concentration Risk [Line Items]
Equity interest percentage									25.00%
HMH Holding BV And Subsidiaries [Member] | Baker Hughes And Akastor
Concentration Risk [Line Items]
Equity interest percentage			73.00%
Voting power percentage			0.00%
HMH Holding BV And Subsidiaries [Member] | Hydril PCB Limited [Member]
Concentration Risk [Line Items]
Equity interest percentage				30.00%
HMH Holding BV And Subsidiaries [Member] | Class A Common Stock
Concentration Risk [Line Items]
Common stock, par value (in usd per share) | (per share)					$ 0.01		$ 0.01				€ 1
Common stock, shares outstanding (in shares) | shares					12,042,625		12,042,625		100		100
HMH Holding BV And Subsidiaries [Member] | Class A Common Stock | Baker Hughes Holdings LLC
Concentration Risk [Line Items]
Common stock, shares outstanding (in shares) | shares			15,945,826		17,338,748		17,338,748
HMH Holding BV And Subsidiaries [Member] | Class A Common Stock | Akastor AS [Member]
Concentration Risk [Line Items]
Common stock, shares outstanding (in shares) | shares					17,338,748		17,338,748
HMH Holding BV And Subsidiaries [Member] | Class B Common Stock
Concentration Risk [Line Items]
Common stock, par value (in usd per share) | $ / shares					$ 0.01		$ 0.01
Common stock, shares outstanding (in shares) | shares					31,891,652		31,891,652			100	100
HMH Holding BV And Subsidiaries [Member] | Class B Common Stock | Baker Hughes Holdings LLC
Concentration Risk [Line Items]
Common stock, shares outstanding (in shares) | shares			15,945,826		17,338,748		17,338,748
HMH Holding BV And Subsidiaries [Member] | Class B Common Stock | Akastor AS [Member]
Concentration Risk [Line Items]
Common stock, shares outstanding (in shares) | shares					17,338,748		17,338,748
HMH Holding BV And Subsidiaries [Member] | Customer One
Concentration Risk [Line Items]
Purchase of HMH B.V. voting shares from Principal Stockholders									$ 25	$ 10
HMH Holding BV And Subsidiaries [Member] | Customer Concentration Risk | Customer One
Concentration Risk [Line Items]
Purchase of HMH B.V. voting shares from Principal Stockholders									21	18
HMH Holding BV And Subsidiaries [Member] | Property, Plant and Equipment [Member]
Concentration Risk [Line Items]
Impairment of long-lived assets to be disposed of									$ 0	$ 0